                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06591

Morgan Stanley Quality Municipal Income Trust
                             (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS July 31, 2005 (unaudited)

         PRINCIPAL
         AMOUNT IN                                                                       COUPON      MATURITY
         THOUSANDS                                                                        RATE         DATE               VALUE
---------------------------------------------------------------------------------------------------------------------------------

                     TAX-EXEMPT MUNICIPAL BONDS (148.7%)
                     General Obligation (26.5%)
            $5,000   California, Various Purpose dtd 05/01/03                           5.25%      02/01/19           $5,420,600
             4,000   Los Angeles, California, Ser 2004 A (MBIA)                         5.00        09/01/24            4,250,440
             2,700   Adams & Arapahoe Counties Joint School District # 32, Colorado,   5.125        12/01/21            2,926,989
                        Ser 2003A (FSA)
             3,500   Denver School District # 1, Colorado, Ser 1999 (FGIC)              5.25        12/01/16            3,823,015
             4,000   Florida Board of Education, Capital Outlay Refg 2002 Ser C (MBIA)  5.00        06/01/20            4,277,960
                     Hawaii,
             5,000      1992 Ser BZ                                                     6.00        10/01/10            5,614,100
             8,000      1992 Ser BZ                                                     6.00        10/01/11            9,098,720
             5,000   Honolulu City & County, Hawaii, ROLS RR II R 237-3 (MBIA)         8.046+++     03/01/26            5,712,800
            10,000   Chicago, Illinois, Neighborhoods Alive 21 Ser 2001 A (FGIC)        5.50        01/01/36           10,856,200
             4,000   Cook County, Illinois, Ser 1992 C (FGIC)                           6.00        11/15/09            4,434,000
             6,000   llinois, First Ser 2002 (MBIA)                                    5.375        07/01/20            6,566,460
             2,000   Schaumburg, Illinois, Ser 2004 B (FGIC)                            5.25        12/01/34            2,161,540
            10,000   Indiana Bond Bank, Revolving Fund Ser 2001 A                       5.00        02/01/23           10,534,300
             1,000   New York City, New York, 2005 Ser G                                5.00        12/01/23            1,050,570
                     Pennsylvania,
             5,000      First Ser 2003 RITES PA - 1112 A (MBIA)                        6.996+++     01/01/18            5,751,250
             5,000      First Ser 2003 RITES PA - 1112 B (MBIA)                        6.996+++     01/01/19            5,941,950
             2,000   Charleston County School District, South Carolina, Ser 2004 A      5.00        02/01/22            2,130,380
             5,000   South Carolina Public Service Authority, Refg Ser  2002 D (FSA)    5.00        01/01/20            5,340,700
             5,000   Northside Independant School District, Texas, Bldg & Refg Ser      5.00        02/15/26            5,174,650
                        2001 (PSF)
             2,000   King County, Washington, Refg 1998 Ser B (MBIA)                    5.25        01/01/34            2,099,420
             2,500   Spokane School District #81, Washington, Ser 2005 (MBIA)           0.00#       06/01/23            2,195,100
            ------                                                                                                    -----------
            96,700                                                                                                    105,361,144
            ------                                                                                                    -----------

                     Educational Facilities Revenue  (6.7%)
             3,700   University of Alabama, Ser 2004-A (MBIA)                           5.25        07/01/22            4,033,925
                     Boulder County, Colorado,
             1,750      University Corp for Atmospheric Research Ser 2002 (MBIA)       5.375        09/01/18            1,930,670
             1,750      University Corp for Atmospheric Research Ser 2002 (MBIA)       5.375        09/01/21            1,918,683
             2,000   Colorado Educational & Cultural Facilities Authority, Peak to Peak 5.25        08/15/34            2,140,320
                        Charter School Refg & Impr Ser 2004 (XLCA)

             2,000   Illinois Educational Facilitiies Authority, Chicago University    5.125        07/01/38            2,052,960
             8,000   North Carolina Capital Facilities Finance Agency, Duke University  5.00        10/01/41            8,386,400
                        Ser A
             2,000   Ohio State University, General Receipts Ser 2002 A                5.125        12/01/31            2,105,360
             2,000   Pennsylvania State University, Refg Ser 2002                       5.25        08/15/14            2,233,160
             2,000   Chattanooga Health Educational & Housing, Tennessee, CDFI Ser A   5.125        10/01/35            1,990,720
             -----                                                                                                      ---------
            25,200                                                                                                     26,792,198
            ------                                                                                                     ----------

                     Electric Revenue (16.3%)
             6,000   Salt River Project Agricultural Improvement & Power District,      5.00        01/01/31            6,285,660
                        Arizona, 2002 Ser B
             5,000   California Department of Water Resources, Power Supply Ser         5.75        05/01/17            5,556,150
                        2002 A

             3,300   Jacksonville Electric Authority, Florida, St Johns Power Park Refg 5.00        10/01/18            3,517,734
                        Issue 2 Ser 17
             2,000   Orlando Utilities Commission, Florida, Water & Electric Ser 2001   5.25        10/01/19            2,192,600
             2,000   Indiana Municipal Power Agency, Power Supply 2004 Ser A (FGIC)     5.00        01/01/32            2,094,040
             2,000   Western Minnesota Municipal Power Agency, 2003 Ser A (MBIA)        5.00        01/01/30            2,095,220
                     Long Island Power Authority, New York,
             4,000      Ser 2003 B                                                      5.25        06/01/13            4,380,720
             5,325      Ser 2003 C                                                      5.50        09/01/19            5,835,561
                     South Carolina Public Service Authority,
             3,700      Refg Ser 2002 D (Ambac)                                         5.00        01/01/20            3,952,599
             7,000      Refg Ser 2003 A (Ambac)                                         5.00        01/01/22            7,437,850
             7,000   Energy Northwest, Washington, Columbia Refg Ser 2001 C (MBIA)      5.75        07/01/18            7,853,160
                     Grant County Public Utility District #2, Washington,
             5,000      Electric Refg Ser 2001 H (FSA)                                 5.375        01/01/18            5,437,450
             8,220      Priest Rapids Hydro Second Ser 1992 A                           5.00        01/01/23            8,224,439
             -----                                                                                                      ---------
            60,545                                                                                                      64,863,183
            ------                                                                                                      ----------

                     Hospital Revenue (6.9%)
             3,500   Birmingham-Carraway Special Care Facilities Financing Authority,  5.875        08/15/15            3,577,735
                        Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee)
                     Maryland Health & Higher Educational Facilities Authority,
             5,000      University of Maryland Medical Ser 2001                         5.25        07/01/28            5,183,650
             1,500      University of Maryland Medical Ser 2002                         6.00        07/01/32            1,644,165
             2,000   Kent Hospital Finance Authority, Michigan, Metropolitan Hospital   6.25        07/01/40            2,211,900
                        Ser 2005 A
             7,000   Michigan State Hospital Financing Authority, McLaren Health Care   5.00        08/01/35            7,167,790
                        Ser C
             2,000   University of Medicine & Dentistry, New Jersey, CTFS Partners      5.25        06/15/23            2,170,400
             3,000   Lorain County, Ohio, Catholic Healthcare Partners Ser 2001 A      5.625        10/01/17            3,250,770
             2,000   Allegheny County Hospital Development Authority, Pennsylvania,    5.125        04/01/35            2,037,600
             -----      Ohio Valley General Hospital Ser 2005 A                                                         ---------
            26,000                                                                                                     27,244,010
            ------                                                                                                     ----------

                     Industrial Development/Pollution Control Revenue  (5.9%)
             6,000   California Pollution Control Financing Authority, Keller Canyon   6.875        11/01/27            6,091,200
                        Landfill Co/Browning-Ferris Industries Inc Ser 1992 (AMT)
                     Golden State Tob Securitization Corp, California,
             3,000      Enhanced Asset Backed Ser A 2005 (WI)                           5.00        06/01/29            3,129,450
             3,000      Enhanced Asset Backed Ser A 2005 (WI)                           5.00        06/01/45            3,082,920
             5,000   Michigan Strategic Fund, Detroit Edison Co Ser 2001 C (AMT)        5.65        09/01/29            5,264,700
             3,000   Brazos River Authority, Texas, TXU Electric Co Ser 1999 C (AMT)    7.70        03/01/32            3,562,170
             2,000   Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B     5.75        05/01/30            2,144,980
             -----      (AMT) (Mandatory Tender 11/01/11)                                                               ---------
            22,000                                                                                                     23,275,420
            ------                                                                                                     ----------
                     Mortgage Revenue - Multi-Family  (1.4%)
             5,470   Illinois Housing Development Authority, Ser I                     6.625        09/01/12            5,478,314
             -----                                                                                                      ---------

                     Mortgage Revenue - Single Family  (2.3%)
             2,110   Idaho Housing & Finance Association, 2000 Ser E  (AMT)             6.00        01/01/32            2,129,792
               310   Idaho Housing Agency, 1992 Ser E (AMT)                             6.75        07/01/12              310,474
               355   Missouri Housing Development Commission, Homeownership Ser         6.25        03/01/31              373,645
                        2000 B-1 (AMT)
             3,885   Montana Board of Housing, 2000 Ser B (AMT)                         6.00        12/01/29            3,987,913
             2,380   New Jersey Housing Mortgage Finance Authority, Home Buyer Ser     5.875        10/01/31            2,392,400
             -----      2000 CC (AMT) (MBIA)                                                                            ---------
             9,040                                                                                                      9,194,224
             -----                                                                                                      ---------

                     Public Facilities Revenue  (7.5%)
             5,000   Phoenix Industrial Development Authority, Arizona, Capital         5.50        09/15/27            5,433,650
                        Mall LLC Ser 2000 (Ambac)
             2,000   Sacramento Financing Authority, California, City Hall 2002 Ser A   5.00        12/01/32            2,080,300
                        (FSA)
             3,000   Broward County School Board, Florida, Ser 2001 A COPs (FSA)        5.00        07/01/26            3,138,180
             4,000   Orange County School Board, Florida, Ser 2001 A COPs (Ambac)       5.25        08/01/14            4,411,000
             1,400   Marion County Convention & Recreational Facilities Authority,      5.00        06/01/21            1,473,598
                        Indiana, Refg Ser 2003 A (AMBAC)
             3,000   Albuquerque, New Mexico, Gross Receipts Refg Ser 1999 C            5.25        07/01/17            3,200,400
             3,000   Pennsylvania Public School Building Authority, Philadelphia School 5.00        06/01/33            3,135,270
                        District Ser 2003 (FSA)
             4,000   Puerto Rico Public Buildings Authority, Ser J (Ambac)              5.00        07/01/36            4,344,160
                        (Mandatory Tender 07/01/12)
             2,500   Milwaukee Redevelopment Authority, Wisconsin, Ser 2003 A          5.125        08/01/23            2,662,300
             -----      (Ambac)                                                                                         ---------
            27,900                                                                                                     29,878,858
            ------                                                                                                     ----------

                     Resource Recovery Revenue  (1.2%)
             1,300   Glendale, Arizona, Industrial Development Authority, Refg          5.00        12/01/35            1,306,695
             3,000   Northeast Maryland Waste Disposal Authority, Montgomery County     5.50        04/01/16            3,264,630
             -----      Ser 2003 (AMT) (Ambac)                                                                          ---------
             4,300                                                                                                      4,571,325
             -----                                                                                                      ---------
                     Transportation Facilities Revenue  (29.6%)
             3,000   Alaska International Airports, Ser 2002 B (Ambac)                  5.25        10/01/27            3,199,860
             2,000   Arizona Transportation Board, Highway Refg Ser 2002 A              5.25        07/01/19            2,220,580
             3,000   Phoenix Civic Improvement Corporation, Arizona, Airport Ser 2002   5.25        07/01/32            3,142,440
                        B (AMT) (FGIC)
             5,000   California Infrastructure & Economic Development Bank, Bay Area    5.00        07/01/36            5,251,550
                        Toll Bridges Seismic Retrofit First Lien Ser 2003 A (Ambac)
             1,900   Orange County Transportation Authority, California, Toll Road      5.00        08/15/20            2,035,774
                        Refg Ser 2003 A (Ambac)
             4,000   Port of Oakland, California, Ser 2002 L (AMT) (FGIC)               5.00        11/01/32            4,119,880
             2,000   Mid-Bay Bridge Authority, Florida, Refg Ser 1993 A (Ambac)         5.95        10/01/22            2,183,500
             3,000   Atlanta, Georgia, Airport Ser 2004 J (FSA)                         5.00        01/01/34            3,157,620
                     Georgia State Road & Tollway Authority,
             6,000      Ser 2004                                                        5.00        10/01/22            6,423,900
             9,000      Ser 2004                                                        5.00        10/01/23            9,613,260
             4,000   Chicago, Illinois, O' Hare Int'l Airport 3rd Lien Ser 2003 B-2     5.75        01/01/23            4,431,360
                        (AMT) (FSA)
             6,335   Indiana Transportation Finance Authority, Ser 2000 (FGIC)         5.375        12/01/25            6,847,692
             3,000   Wayne County, Michigan, Detroit Metropolitan Wayne County          5.50        12/01/17            3,268,650
                        Airport Refg Ser 2002 D (AMT) (FGIC)

                     Clark County, Nevada,
             4,000      Airport SubLien Ser 2004 A-1(AMT) (FGIC)                        5.50        07/01/20            4,381,920
             1,000      Jet Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)                 5.375        07/01/19            1,074,480
             1,100      Jet Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)                 5.375        07/01/20            1,180,399
             2,000      Jet Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)                 5.375        07/01/22            2,136,480

             5,000   New Jersey Transportation Trust Fund Authority, 1999 Ser A         5.75        06/15/20            5,865,950
            12,000   New Jersey Turnpike Authority, Ser 2003 A (FGIC)++                 5.00        01/01/27           12,653,280
            10,000   Metropolitan Transportation Authority, New York, Transportation    5.00        11/15/25           10,591,000
                        Refg Ser 2002 A (FGIC)
                     Triborough Bridge & Tunnel Authority, New York,
             5,000      Refg 2002 E (MBIA)                                              5.25        11/15/22            5,459,800
             6,000      Ser 2001 A                                                      5.00        01/01/32            6,362,160
                     Houston, Texas,
             6,000      Airport Sub Lien Ser 2000 A (AMT) (FSA)                        5.875        07/01/17            6,541,260
             5,000      Airport Sub Lien Ser 2000 A (AMT) (FSA)                        5.625        07/01/30            5,374,600
             -----                                                                                                      ---------
           109,335                                                                                                    117,517,395
           -------                                                                                                    -----------

                     Water & Sewer Revenue (33.2%)
             3,800   Phoenix Civic Improvement Corporation, Arizona, Jr Lien Water Ser  5.00        07/01/26            3,993,648
                        2002
             3,000   East Bay Municipal Utility District, California, Water Ser 2001    5.00        06/01/26            3,123,750
                        (MBIA)
             3,720   San Diego County Water Authority, California, Ser 2002 A COPs      5.00        05/01/27            3,886,210
                        (MBIA)
             3,500   Broward County, Florida, Water & Sewer Utility Ser 2003 (MBIA)     5.00        10/01/24            3,709,440
            10,000   Augusta, Georgia, Water & Sewerage Ser 2000 (FSA)                  5.25        10/01/30           10,743,700
             5,000   Louisville & Jefferson County Metropolitan Sewer District,         5.75        05/15/33            5,498,250
                        Kentucky, Ser 1999 A (FGIC)
             5,345   Las Vegas Vallley Water District, Nevada, Water Improvement        5.25        06/01/20            5,829,898
                        Refg Ser 2003 A (FGIC)
            10,000   Passaic Valley Sewerage Commissioners, New Jersey, Ser F (FGIC)    5.00        12/01/20           10,712,900
             3,000   Rio Rancho, New Mexico, Water & Wastewater Refg Ser 1999           5.25        05/15/19            3,196,410
                        (Ambac)
                     New York City Municipal Water Finance Authority, New York,
             3,500      2003 Ser A                                                     5.375        06/15/19            3,851,855
            18,000      2001 Ser B                                                      5.00        06/15/26           18,699,479
            10,000      2004 Ser A                                                      5.00        06/15/35           10,432,500
             4,500   Charlotte, North Carolina, Water & Sewer Ser 2001                 5.125        06/01/26            4,768,830
            10,000   Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA)           5.125        05/15/27           10,427,900
            15,000   Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (FGIC) 5.25        05/15/23           16,233,150
            13,960   San Antonio, Texas, Water & Refg Ser 2001 (FGIC)                   5.00        05/15/26           14,466,469
             2,000   Fairfax County Water Authority, Virginia, Refg Ser 1992            6.00        04/01/22            2,132,480
             -----                                                                                                      ---------
           124,325                                                                                                    131,706,869
           -------                                                                                                    -----------

                     Other Revenue (7.4%)
            10,000   California Economic Recovery, Ser 2004 A                           5.00        07/01/16           10,721,100
             2,000   New Jersey Economic Development Authority, Cigarette Tax           5.75        06/15/29            2,145,620
                        Ser 2004
             2,000   New York City Transitional Finance Authority, New York,            5.50        11/01/26            2,205,620
                        Refg 2003 Ser A

            10,000   Tobacco Settlement Financing Corporation, New York, State          5.50        06/01/17           11,005,800
                        Contingency Ser 2003 B-1C
             2,000   Philadelphia, Pennsylvania, Gas Works First Ser 1998 B (FSA)       5.00        07/01/28            2,076,960
             1,000   Tobacco Settlement Financing Corporation, Virginia, Asset Backed  5.625        06/01/37            1,055,750
             -----                                                                                                      ---------
            27,000                                                                                                     29,210,850
            ------                                                                                                     ----------

                     Refunded  (3.8%)
             5,000   Atlanta, Georgia, Airport Ser 2000 A (FGIC)                        5.50        01/01/10+           5,512,950
             3,400   Maine Turnpike Authority, Ser 2000 (FGIC)                          5.50        07/01/10+           3,773,490
             5,000   Dauphin County General Authority, Pennsylvania, HAPSO Group        6.25        07/01/16            5,791,400
             -----      Inc/The Western Pennsylvania Hospital Refg 1992 Ser A                                           ---------
                        (MBIA) (ETM)
            13,400                                                                                                     15,077,840
            ------                                                                                                     ----------
           551,215   TOTAL TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $553,814,575)                                       590,171,630
           -------                                                                                                    -----------

                     SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (3.5%)
            11,300   Harris County Health Facilities Development Corporation, Texas,   2.26*        12/01/32           11,300,000
                       Methodist Hospital Ser 2002 (Demand 08/01/05)

             2,600   Roanoke Industrial Development Authority, Virginia, Carilion      2.26*        07/01/27            2,600,000
             -----     Health System Ser 1997 A (Demand 08/01/05)                                                       ---------
            13,900   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $13,900,000)                              13,900,000
            ------                                                                                                     ----------

          $565,115   TOTAL INVESTMENTS (Cost $567,714,575) (a) (b)                 152.2%                             604,071,630
          ========
                    OTHER ASSETS IN EXCESS OF LIABILITIES                            0.3                                1,021,768

                    PREFERRED SHARES OF BENEFICIAL INTEREST                        (52.5)                            (208,203,287)
                                                                                   ------                            -------------

                    NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                   100.0%                            $396,890,111
                                                                                   ======                            ============

---------------
Note:  The categories of investments are shown as a percentage of net assets applicable to common shareholders.
        AMT         Alternative Minimum Tax.
        COPs        Certificates of Participation.
        ETM         Escrowed to maturity.
        PSF         Texas Permanent School Fund Guarantee Program.
       RITES        Residual Interest Tax-Exempt Securities (Illiquid securities).
        ROLS        Reset Option Longs (Illiquid securities).
         WI         Security purchased on a when-issued basis.
         +          Prerefunded to call date shown.
         ++         A portion of this security has been physically segregated in connection with open futures contracts in the amount of
                    $480,000.
         +++        Current coupon rate for inverse floating rate municipal
                    obligation. This rate resets periodically as the auction
                    rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of
                    $17,406,000 which represents 4.4% of net assets applicable to common shareholders.
          #         Currently a zero coupon security; will convert to 5.125% on
                    January 1, 2008.
          *         Current coupon of variable rate demand obligation.
         (a)        Securities have been designated as collateral in an amount equal to $93,493,004 in connection with open futures
                    contracts and the purchase of when-issued securities.
         (b)        The aggregate cost for federal income tax purposes
                    approximates the aggregate cost for book purposes. The
                    aggregate gross unrealized appreciation is $36,412,652 and the aggregate gross unrealized depreciation is $55,597,
                    resulting in net unrealized appreciation of $36,357,055.

    Bond Insurance:
    ---------------
        Ambac        Ambac Assurance Corporation.
     Connie Lee      Connie Lee Insurance Company - a wholly owned subsidiary of
                     Ambac Assurance Corporation.
        FGIC         Financial Guaranty Insurance Company.
         FSA         Financial Security Assurance Inc.
        MBIA         Municipal Bond Investors Assurance Corporation.
        XLCA         XL Capital Assurance Inc.

Futures Contracts Open at July 31, 2005:

                                                   DESCRIPTION,                        UNDERLYING
NUMBER OF                                         DELIVERY MONTH                       FACE AMOUNT                UNREALIZED
CONTRACTS             LONG/SHORT                     AND YEAR                           AT VALUE                 APPRECIATION
----------------    ---------------    --------------------------------------     ----------------------     ----------------------

      600               Short                 U.S. Treasury Note 5 Yr
                                                   September/2005                     $(64,321,878)                $959,286
      200               Short                 U.S. Treasury Note 10 Yr
                                                   September/2005                      (22,196,876)                 296,324
                                                                                                             ----------------------

                                       Total unrealized appreciation.........................                    $1,255,610
                                                                                                             ======================

                        Geographic Summary of Investments
             Based on Market Value as a Percent of Total Investments
Alabama                                                               1.3%
Alaska                                                                0.5
Arizona                                                               3.7
California                                                            9.7
Colorado                                                              2.1
Florida                                                               3.9
Georgia                                                               5.9
Hawaii                                                                3.4
Idaho                                                                 0.4
Illinois                                                              5.9
Indiana                                                               3.5
Kentucky                                                              0.9
Maine                                                                 0.6
Maryland                                                              1.7
Michigan                                                              3.0
Minnesota                                                             0.3
Missouri                                                              0.1
Montana                                                               0.7
Nevada                                                                2.4
New Jersey                                                            5.9
New Mexico                                                            1.1
New York                                                             13.2
North Calolina                                                        2.2
Ohio                                                                  0.9
Pennsylvania                                                          4.5
Puerto Rico                                                           0.7
South Carolina                                                        3.1
Tennessee                                                             0.3
Texas                                                                12.4
Virginia                                                              1.0

Washington                                                            4.3
Wisconsin                                                             0.4
                                                                      ---
Total+                                                              100.0%
                                                                    ======

----------
+   Does not include open short futures contracts with an underlying face amount of $86,518,754 with unrealized appreciation of $1,255,610.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2005

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Quality Municipal
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2005
                                                /s/ Ronald E. Robison
                                                Ronald E. Robison
                                                Principal Executive Officer

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                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Quality Municipal
     Income Trust

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2005
                                               /s/ Francis Smith
                                               Francis Smith
                                               Principal Financial Officer

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